Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets
Summary Of Changes In Carrying Amount Of Goodwill, By Segment
	Wireless	Wireline	Advertising Solutions	Other	Total

Balance as of January 1, 2011	$35,755	$31,670	$5,731	$445	$73,601
Goodwill acquired	5	-	-	-	5
Impairments	-	-	(2,745)	-	(2,745)
Other	(5)	1,968	(1,927)	(55)	(19)
Balance as of December 31, 2011	35,755	33,638	1,059	390	70,842
Goodwill acquired	13	5	-	-	18
Other	35	327	(1,059)	(390)	(1,087)
Balance as of December 31, 2012	$35,803	$33,970	$-	$-	$69,773

Schedule Of Amortized Intangible Assets
	December 31, 2012		December 31, 2011
Other Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
AT&T Mobility LLC	$6,760	$6,335	$6,845	$5,906
BellSouth Corporation	5,825	4,994	9,205	7,686
AT&T Corp.	2,490	2,356	2,483	2,205
Other	351	350	350	329
Subtotal	15,426	14,035	18,883	16,126
Other	304	174	485	258
Total	$15,730	$14,209	$19,368	$16,384

Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization
Indefinite-lived intangible assets not subject to amortization:
Licenses	$52,352	$51,374
Trade names	4,902	4,985
Total	$57,254	$56,359